COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	4 Months Ended
Apr. 16, 2024 USD ($)
Settlement of Litigations
COMMITMENTS AND CONTINGENCIES
Litigation settlement	$ 0.5